As filed with the Securities and Exchange Commission on February 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2008

Date of reporting period:  December 31, 2007

Item 1. Schedules of Investments.

Rigel U.S. Equity Large Cap Growth Fund
Schedule of Investments
at December 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.74%
	Aerospace & Defense - 9.81%
23,640	General Dynamics Corp.	$2,103,724
22,993	Honeywell International, Inc.	1,415,679
25,309	L-3 Communications Holdings, Inc.	2,681,235
17,663	Precision Castparts Corp.	2,449,858
40,491	Raytheon Co.	2,457,804
17,455	United Technologies Corp.	1,336,006
		12,444,306

	Auto Components - 0.30%
10,618	Johnson Controls, Inc.	382,673

	Beverages - 2.72%
39,570	The Coca-Cola Co.	2,428,411
13,382	PepsiCo, Inc.	1,015,694
		3,444,105

	Biotechnology - 2.91%
7,557	Celgene Corp.*	349,209
72,612	Gilead Sciences, Inc.*	3,340,878
		3,690,087

	Capital Markets - 2.92%
42,075	Bank Of New York Mellon Corp.	2,051,577
7,640	BlackRock, Inc.	1,656,352
		3,707,929

	Chemicals - 2.58%
21,420	Air Products & Chemicals, Inc.	2,112,655
12,995	Praxair, Inc.	1,152,786
		3,265,441

	Communications Equipment - 4.92%
79,353	Cisco Systems, Inc.*	2,148,086
21,687	Juniper Networks, Inc.*	720,008
87,955	Nokia Oyj - ADR	3,376,593
		6,244,687

	Computers & Peripherals - 7.92%
17,255	Apple, Inc.*	3,417,870
88,837	EMC Corp.*	1,646,150
78,708	Hewlett-Packard Co.	3,973,180
9,355	International Business Machines Corp.	1,011,275
		10,048,475

	Diversified Telecommunication Services - 1.63%
49,799	AT&T, Inc.	2,069,646

	Energy Equipment & Services - 8.46%
69,442	Cameron International Corp.*	3,342,244
25,080	National-Oilwell Varco Inc.*	1,842,377
26,843	Noble Corp.#	1,516,898
13,363	Transocean, Inc.*#	1,912,913
30,717	Weatherford International Ltd.*	2,107,186
		10,721,618

	Food & Staples Retailing - 2.19%
69,825	CVS Caremark Corp.	2,775,544

	Health Care Equipment & Supplies - 3.52%
51,972	Baxter International, Inc.	3,016,974
19,297	Stryker Corp.	1,441,872
		4,458,846

	Health Care Providers & Services - 9.04%
79,435	Express Scripts, Inc.*	5,798,755
27,350	Humana, Inc.*	2,059,728
35,510	Medco Health Solutions, Inc.*	3,600,714
		11,459,197

	Hotels, Restaurants & Leisure - 2.70%
58,090	McDonald's Corp.	3,422,082

	Household Products - 1.02%
17,665	Procter & Gamble Co.	1,296,964

	Industrial Conglomerates - 2.21%
39,245	Textron, Inc.	2,798,169

	Insurance - 3.43%
29,803	AFLAC, Inc.	1,866,562
51,995	Aon Corp.	2,479,641
		4,346,203

	IT Services - 0.69%
4,095	MasterCard, Inc. - Class A	881,244

	Life Sciences Tools & Services - 3.24%
35,301	Thermo Fisher Scientific, Inc.*	2,036,162
26,157	Waters Corp.*	2,068,234
		4,104,396

	Machinery - 1.87%
25,500	Deere & Co.	2,374,560

	Multi-Utilities & Unregulated Power - 1.74%
22,453	Public Service Enterprise Group, Inc.	2,205,783

	Oil & Gas - 0.73%
9,845	Exxon Mobil Corp.	922,378

	Oil, Gas & Consumable Fuels - 2.24%
79,389	The Williams Companies, Inc.	2,840,538

	Personal Products - 2.32%
74,542	Avon Products, Inc.	2,946,645

	Pharmaceuticals - 3.17%
62,200	Merck & Co., Inc.	3,614,442
15,109	Schering-Plough Corp.	402,504
		4,016,946

	Road & Rail - 0.76%
7,659	Union Pacific Corp.	962,124

	Semiconductor & Semiconductor Equipment - 3.07%
94,265	Intel Corp.	2,513,105
40,582	NVIDIA Corp.*	1,380,600
		3,893,705

	Software - 5.64%
114,600	Microsoft Corp.	4,079,760
136,030	Oracle Corp.*	3,071,557
		7,151,317

	Textiles, Apparel & Luxury Goods - 0.99%
19,537	NIKE, Inc. - Class B	1,255,057

	Total Common Stocks (Cost $102,937,923)	120,130,665

	SHORT-TERM INVESTMENTS - 7.36%
3,574,813	Aim Liquid Assets	3,574,813
3,578,664	AIM STIT-STIC Prime Portfolio	3,578,664
2,181,150	AIM STIT-Treasury Portfolio	2,181,150
	Total Short-Term Investments (Cost $9,334,627)	9,334,627

	Total Investments in Securities (Cost $112,272,550) - 102.10%	129,465,292
	Liabilities in Excess of Other Assets - (2.10)%	(2,664,234)
	Net Assets - 100.00%	$126,801,058

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows**:

Cost of investments	$112,776,821

Gross unrealized appreciation	$18,127,106
Gross unrealized depreciation	(1,438,635)
Net unrealized appreciation	$16,688,471

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Rigel U.S. Equity Small-Mid Cap Growth Fund
Schedule of Investments
at December 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.60%
	Aerospace & Defense - 5.54%
1,082	Alliant Techsystems, Inc.*	$123,088
5,550	Orbital Sciences Corp.*	136,086
1,601	Triumph Group, Inc.	131,842
		391,016

	Beverages - 0.41%
650	Hansen Natural Corp.*	28,788

	Biotechnology - 1.90%
2,675	Applera Corporation - Applied Biosystems Group	90,736
1,000	LifeCell Corp.*	43,110
		133,846

	Capital Markets - 5.05%
1,100	FCStone Group, Inc.*	50,633
2,375	Federated Investors, Inc.	97,755
1,150	GFI Group, Inc.*	110,078
2,900	optionsXpress Holdings, Inc.	98,078
		356,544

	Chemicals - 4.64%
2,880	Airgas, Inc.	150,077
3,250	Sigma-Aldrich Corp.	177,450
		327,527

	Commercial Services & Supplies - 7.33%
1,825	FTI Consulting, Inc.*	112,493
1,971	Healthcare Services Group, Inc.	41,746
1,117	Huron Consulting Group, Inc.*	90,064
1,725	I H S, Inc.*	104,466
2,837	Stericycle, Inc.*	168,518
		517,287

	Communications Equipment - 5.28%
1,985	Comtech Telecommunications Corp.*	107,210
2,600	Harris Corp.	162,968
2,975	ViaSat, Inc.*	102,429
		372,607

	Computers & Peripherals - 1.19%
2,045	Synaptics, Inc.*	84,172

	Construction & Engineering - 0.70%
520	Jacobs Engineering Group, Inc.*	49,717

	Containers & Packaging - 1.17%
2,025	AptarGroup, Inc.	82,843

	Electronic Equipment & Instruments - 3.56%
1,330	Amphenol, Inc.	61,672
3,400	National Instruments Corp.	113,322
2,525	Trimble Navigation Ltd.*	76,356
		251,350
	Energy Equipment & Services - 5.20%
1,790	Cameron International Corp.*	86,153
1,100	Core Laboratories NV*#	137,192
2,540	FMC Technologies, Inc.*	144,018
		367,363

	Food Products - 1.39%
7,350	SunOpta, Inc.*#	98,123

	Gas Utilities - 0.77%
850	Energen Corp.	54,595

	Health Care Equipment & Supplies - 6.72%
1,150	Gen-Probe, Inc.*	72,369
2,012	Hologic, Inc.*	138,104
2,050	Inverness Medical Innovations, Inc.*	115,169
2,275	Respironics, Inc.*	148,967
		474,609

	Health Care Providers & Services - 4.61%
3,125	Amedisys, Inc.*	151,625
3,925	VCA Antech, Inc.*	173,603
		325,228

	Health Care Technology - 3.54%
1,525	Cerner Corp.*	86,010
4,100	Omnicell, Inc.*	110,413
2,450	Phase Forward, Inc.*	53,288
		249,711

	Hotels, Restaurants & Leisure - 1.93%
650	Chipoltle Mexican Grill, Inc.*	95,595
815	LIFE TIME FITNESS, Inc.*	40,489
		136,084

	Insurance - 1.00%
1,050	Assurant, Inc.	70,245

	Internet & Catalog Retail - 3.18%
1,450	Priceline.com, Inc.*	166,547
2,255	Shutterfly, Inc.*	57,773
		224,320

	IT Services - 1.31%
5,200	CyberSource Corp.*	92,404

	Life Sciences Tools & Services - 5.37%
1,825	Covance, Inc.*	158,081
2,042	Icon plc - ADR	126,318
1,600	Illumina, Inc.*	94,816
		379,215

	Machinery - 4.96%
1,025	Flowserve Corp.	98,605
2,250	Harsco Corp.	144,158
2,200	The Manitowoc Company, Inc.	107,426
		350,189

	Media - 1.64%
1,490	Morningstar, Inc.*	115,848

	Oil, Gas & Consumable Fuels - 1.45%
2,460	Arena Resources, Inc.*	102,607

	Personal Products - 1.57%
1,465	Chattem, Inc.*	110,666

	Semiconductor & Semiconductor Equipment - 1.16%
2,376	Power Integrations, Inc.*	81,889

	Software - 7.83%
2,900	ANSYS, Inc.*	120,234
1,409	FactSet Research Systems, Inc.	78,481
6,700	Informatica Corp.*	120,734
1,745	MICROS Systems, Inc.*	122,429
5,950	Nuance Communications, Inc.*	111,146
		553,024

	Specialty Retail - 1.99%
2,830	Dick's Sporting Goods, Inc.*	78,561
1,625	Guess?, Inc.	61,571
		140,132

	Textiles, Apparel & Luxury Goods - 2.21%
1,075	Crocs, Inc.*	39,571
750	Deckers Outdoor Corp.*	116,295
		155,866

	Total Common Stocks (Cost $6,727,583)	6,677,815

	SHORT-TERM INVESTMENTS - 3.36%
237,386	AIM STIT-STIC Prime Portfolio (Cost $237,386)	237,386

	Total Investments in Securities (Cost $6,964,969) - 97.96%	6,915,201
	Other Assets in Excess of Liabilities - 2.04%	144,307
	Net Assets - 100.00%	$7,059,508

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows**:

Cost of investments	$6,964,969

Gross unrealized appreciation	$24,463
Gross unrealized depreciation	(74,231)
Net unrealized depreciation	$(49,768)

**Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments outstanding.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/ Douglas G. Hess
                                                                    Douglas G. Hess, President

Date  2/28/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
                                                                    Douglas G. Hess, President

Date  2/28/2008

By (Signature and Title)*  /s/ Cheryl L. King
                                                                    Cheryl L. King, Treasurer

Date  2/28/2008

* Print the name and title of each signing officer under his or her signature.